Total Purchase Price based on Fair Value of Assets and Liabilities Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Subject to or Available for Operating Lease [Line Items]
Containers, net	$ 3,629,882	$ 3,233,131
Net investment in direct financing and sales-type leases	369,005	282,121
Container Purchases | Purchase Two
Property Subject to or Available for Operating Lease [Line Items]
Containers, net			200,080
Other net assets			11,599
Total purchase price			211,679
Container Purchases | Purchaser One
Property Subject to or Available for Operating Lease [Line Items]
Containers, net	45,927
Net investment in direct financing and sales-type leases	2,317
Total purchase price	$ 48,244